GEOGRAPHIC INFORMATION (Schedule of Major Customers) (Details) (Sales [Member])	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Revenue, Major Customer [Line Items]
Concentration risk percentage	45.00%	14.00%	15.00%
Customer A [Member]
Revenue, Major Customer [Line Items]
Concentration risk percentage	17.00%	14.00%	15.00%
Customer B [Member]
Revenue, Major Customer [Line Items]
Concentration risk percentage	17.00%
Customer C [Member]
Revenue, Major Customer [Line Items]
Concentration risk percentage	11.00%